Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Receivables [Abstract]
Schedule of Changes in Allowance for Doubtful Accounts Receivable	Changes in the allowance for doubtful accounts were as follows:

Allowance for doubtful accounts
As of December 29, 2019	$(304)
Provisions Charged to Operating Results	—
Account Write-off and Recoveries	116
As of March 29, 2020	(188)
Provisions Charged to Operating Results	—
Account Write-off and Recoveries	34
As of June 28, 2020	(154)
Provisions Charged to Operating Results	(152)
Account Write-off and Recoveries	65
As of September 27, 2020	$(241)

Changes in the allowance for doubtful accounts were as follows:

	Balance as of December 31, 2017	Provisions Charged to Operating Results	Account Write-off	Balance as of December 30, 2018
Allowance for doubtful accounts	$(23)	$—	$23	$—

	Balance as of December 30, 2018	Provisions Charged to Operating Results	Account Write-off and Recoveries	Balance as of December 29, 2019
Allowance for doubtful accounts	$—	$(304)	$—	$(304)